Intangible Assets Other Than Goodwill - Aggregate Amortizations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (4,276)
Year Two	(4,276)
Year Three	(3,191)
Year Four	(2,128)
Year Five	(2,324)
Thereafter	(18,101)
Total	(34,296)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(4,959)
Year Two	(4,959)
Year Three	(3,874)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(18,101)
Total	(37,515)	(40,171)	(51,233)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	683
Year Two	683
Year Three	683
Year Four	683
Year Five	487
Thereafter	0
Total	$ 3,219	$ 3,561	$ 4,245